Label		Element	Value
Risk Return Abstract		rr_RiskReturnAbstract
Document Type		dei_DocumentType	Other
Document Period End Date		dei_DocumentPeriodEndDate	Dec. 31, 2014
Registrant Name		dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key		dei_EntityCentralIndexKey	0001314414
Amendment Flag		dei_AmendmentFlag	false
Trading Symbol		dei_TradingSymbol	nlfun
Document Creation Date		dei_DocumentCreationDate	Aug. 12, 2015
Document Effective Date		dei_DocumentEffectiveDate	Aug. 12, 2015
Prospectus Date		rr_ProspectusDate	Jul. 29, 2015
Iron Horse Fund
Risk Return Abstract		rr_RiskReturnAbstract
Risk/Return [Heading]		rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]		rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]		rr_ObjectivePrimaryTextBlock	The Fund seeks total return with less volatility than equity markets in general.
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 11 of the Fund's Prospectus.

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]		rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]		rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal period, the Fund's portfolio turnover rate was 265% of the average value of its portfolio.

Portfolio Turnover, Rate		rr_PortfolioTurnoverRate	265.00%
Expense Example [Heading]		rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Strategy [Heading]		rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]		rr_StrategyNarrativeTextBlock

The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:

•	dividend-paying common stocks, and
•	by writing call options on common stocks and common stock indices.

The adviser selects common stocks of domestic and foreign issuers with market capitalizations of at least $2 billion that are traded on a U.S. stock exchange. The adviser combines (1) fundamental analysis, (2) technical analysis and (3) proprietary risk management techniques to seek total returns with less volatility than equity markets in general.

The adviser's fundamental process is driven by a return-on-capital framework that provides for quality comparisons of companies across industries, sectors and geography. The adviser uses historical price ranges and returns to determine exit points. The adviser uses several risk management techniques including tolerable-risk models, value-at-risk models and stop-loss procedures in order to manage portfolio risk. The adviser's tolerable-risk models focus on estimating possible losses, using historical losses measured over various time periods on a security-specific basis. The adviser's value-at-risk models focus on estimating the size of low-probability losses, by using historical losses measured over various time periods on a security-specific basis and on a portfolio level. The adviser's risk management goal is to avoid a security or group of securities with large loss estimates for a given probability of occurrence. Stop-loss procedures trigger an automatic sale when a security price drops to a pre-set level with the risk management goal of avoiding further losses. As a result of using risk management techniques, the adviser expects the Fund to have significantly lower volatility compared to the S&P 500 Index and other indices representative of the equity markets in general.

The adviser selects stocks that it believes will produce income from dividends and produce capital appreciation. Additionally, the Fund writes stock index and single stock options to generate income (although classified as a capital transaction for accounting and tax purposes) and to reduce exposure to stock market price declines, to the extent of the call option premium received. The adviser selects single-stock options that are typically covered calls, where the strike price and expiration month are determined by the adviser's fundamental process. The option is "covered" because the Fund owns the stock at the time it sells the option.

The adviser buys stocks and writes call options using the strategies described above. It sells stocks when a price target is reached, fundamentals have deteriorated or to adjust the Fund's asset allocation and risk profile. It covers (buys back) call options to adjust the Fund's risk profile. To help mitigate against a potential short or intermediate-term decline in the overall stock market, the Fund may purchase put options or engage in put option spread transactions (i.e. selling a put option at a lower strike price to offset the cost of a purchased put option) on broad-based indices (such as the S&P 500, S&P MidCap 400 or other indices) or ETFs that seek to replicate the returns of such indices.

The Adviser may engage in frequent trading of the Fund’s portfolio in pursuing its strategy for the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund's adviser seeks to achieve the Fund's investment objective by investing primarily in:
•	dividend-paying common stocks, and
•	by writing call options on common stocks and common stock indices.

Risk [Heading]		rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]		rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. Many factors affect the Fund's net asset value and performance.

•	Foreign Investment Risk: Foreign stocks are subject to adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, political instability and differing auditing and legal standards.
•	Leveraging Risk: The use of leverage embedded in written options will limit the Fund's gains because the Fund may lose more than the option premium received.
•	Management Risk: The adviser's reliance on its investment and risk management strategies and its judgments about the potential appreciation of a particular option or stock in which the Fund invests may prove to be incorrect.
•	Market Risk: Overall stock market risk may affect the value of individual instruments in which the Fund invests. Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.
•	Medium Capitalization Stock Risk: The value of medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.
•	Portfolio Turnover Risk: A higher portfolio turnover may result in higher transactional and brokerage costs.
•	Written Call Option Risk: Selling covered call or stock index options will limit the Fund's gain, if any, on its underlying securities. Losses on stock index options may only be partially offset by gains in the Fund's portfolio if the portfolio does not track the call-related stock index. The Fund continues to bear the risk of a decline in the value of its underlying stocks. Option premiums are treated as short-term capital gains and when distributed to shareholders, are usually taxable as ordinary income, which may have a higher tax rate than long-term capital gains for shareholders holding Fund shares in a taxable account.

Is the Fund Right For You?

The adviser believes the Fund is most appropriate for moderate and conservative investors seeking an alternative to "long-only" equity funds.

Risk Lose Money [Text]		rr_RiskLoseMoney	There is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of Class A shares of the Fund for each full calendar year since the Fund's inception. Returns for Class I shares, which are not presented, will vary from the returns for Class A shares. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling 1-855-241-7514 or visiting www.IronHorseFund.com.

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	1-855-241-7514
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.IronHorseFund.com.
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]		rr_BarChartHeading	Class A Annual Total Return For Calendar Years Ended December 31 (Returns do not reflect sales loads and would be lower if they did)
Bar Chart Closing [Text Block]		rr_BarChartClosingTextBlock
Best Quarter:	1st Quarter 2013	6.64%
Worst Quarter:	4th Quarter 2012	(1.21)%

Highest Quarterly Return, Label		rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date		rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return		rr_BarChartHighestQuarterlyReturn	6.64%
Lowest Quarterly Return, Label		rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date		rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2012
Lowest Quarterly Return		rr_BarChartLowestQuarterlyReturn	(1.21%)
Performance Table Heading		rr_PerformanceTableHeading	Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Performance Table Uses Highest Federal Rate		rr_PerformanceTableUsesHighestFederalRate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred		rr_PerformanceTableNotRelevantToTaxDeferred

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).

Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After-tax returns for Class I shares, which commenced operations November 16, 2011, are not presented, and will vary from the after-tax returns for Class A shares.

Iron Horse Fund | Class A
Risk Return Abstract		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	irhax
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses		rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.88%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 755
3 Years		rr_ExpenseExampleYear03	1,132
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,533
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 2,649
Annual Return 2012		rr_AnnualReturn2012	7.00%
Annual Return 2013		rr_AnnualReturn2013	15.74%
Annual Return 2014		rr_AnnualReturn2014	6.20%
Label		rr_AverageAnnualReturnLabel	Return before Taxes
1 Year		rr_AverageAnnualReturnYear01	0.07%
Since Inception		rr_AverageAnnualReturnSinceInception	5.49%
Inception Date		rr_AverageAnnualReturnInceptionDate	Jul. 07, 2011
Iron Horse Fund | Class I
Risk Return Abstract		rr_RiskReturnAbstract
Trading Symbol		dei_TradingSymbol	irhix
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)		rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)		rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions		rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)		rr_RedemptionFeeOverRedemption	none
Management Fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses		rr_OtherExpensesOverAssets	0.85%
Acquired Fund Fees and Expenses	[1]	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Expenses (as a percentage of Assets)		rr_ExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 166
3 Years		rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	887
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 1,933
Label		rr_AverageAnnualReturnLabel	Return before Taxes
1 Year	[2]	rr_AverageAnnualReturnYear01	6.84%
Since Inception	[2]	rr_AverageAnnualReturnSinceInception	10.61%
Inception Date		rr_AverageAnnualReturnInceptionDate	Nov. 16, 2011
Iron Horse Fund | Return after taxes on distributions | Class A
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	(3.82%)
Since Inception		rr_AverageAnnualReturnSinceInception	3.93%
Iron Horse Fund | Return after taxes on distributions and sale of Fund shares | Class A
Risk Return Abstract		rr_RiskReturnAbstract
1 Year		rr_AverageAnnualReturnYear01	1.73%
Since Inception		rr_AverageAnnualReturnSinceInception	4.03%
Iron Horse Fund | CBOE S&P 500 Buy Write Index
Risk Return Abstract		rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]		rr_IndexNoDeductionForFeesExpensesTaxes	Index does not reflect any fees or expenses.
1 Year	[3]	rr_AverageAnnualReturnYear01	5.64%
Since Inception	[3]	rr_AverageAnnualReturnSinceInception	7.72%

[1]	Acquired Fund Fees and Expenses are in indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	Inception date for Class I shares was November 16, 2011.
[3]	The CBOE S&P 500 Buy Write Index (BXM) is a benchmark index designed to track the performance of a hypothetical buy-write strategy on the S&P 500 Index. The BXM is a passive total return index based on (1) buying an S&P 500 stock index portfolio, and (2) "writing" (or selling) the near-term S&P 500 Index "covered" call option, generally on the third Friday of each month. Index returns assume the reinvestment of dividends. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.